Related Party Transactions - Schedule of Related Party Payables (Details) (10-K) (Parenthetical) - USD ($)				3 Months Ended			6 Months Ended			12 Months Ended
	Jan. 30, 2020	Aug. 31, 2018	Aug. 17, 2018	Sep. 30, 2020		Sep. 30, 2019	Sep. 30, 2020		Sep. 30, 2019	Mar. 31, 2020		Mar. 31, 2019		Jan. 16, 2019
Proceeds from related parties							$ 4,474,137		$ 1,459,500	$ 4,484,979		$ 1,905,777
Repayments for related party debt							3,036,216		1,369,500	2,192,160		1,367,168
Settlement of debt				$ 812,111		$ 1,281,477	829,937		1,281,477	2,018,791		19,387
Short-term promissory note advance funds				489,850	[1]		489,850	[1]		876,427	[1]	440,489	[2]
Promissory note				1,133,333	[3]		1,133,333	[3]		1,033,333	[4]		[4]
Accounts payable related party				$ 30,000	[5]		30,000	[5]		55,000	[6]		[6]
Repayments of debt							2,030,344		$ 2,745,024	5,020,795		2,936,044
Joeseph Cammarata [Member] | Promissory Note Entered into on 4/10/20 [Member]
Interest incurred							100,000			33,333
Promissory note	$ 1,000,000									$ 1,000,000
Debt term	1 year									1 year
Debt instrument interest percentage	20.00%									20.00%
Short-term Promissory Note [Member]
Interest incurred												$ 5,000
Repayments for related party debt										$ 105,000
Short-term promissory note advance funds			$ 100,000
Debt instrument due date		Aug. 31, 2019	Aug. 31, 2018
Debt instrument interest percentage														0.00%
Repayments of debt										60,000
Common Stock [Member]
Settlement of debt										500,000
APEX Units [Member]
Settlement of debt										100,000
Majority Shareholders and Other Related Parties [Member]
Proceeds from related parties							2,338,137			2,484,979
Interest incurred							50,000			769,999
Repayments for related party debt							$ 2,816,713			1,292,160
Settlement of debt										1,880
Mac Accounting Group, LLP [Member] | Jayme McWidener [Member] | Employment Agreement [Member]
Accounts payable related party										75,000
Repayments of debt										$ 20,000

[1]	We periodically receive advances for operating funds from our current majority shareholders and other related parties, including entities that are owned, controlled, or influenced by our owners or management. These advances are due on demand and are unsecured. During the six months ended September 30, 2020, we received $2,338,137 in cash proceeds from advances, incurred $50,000 in interest expense on the advances, and repaid related parties $2,816,713. Also during the six months ended September 30, 2020 there was a change in senior management therefore $26,001 due to a former member of the senior management team was reclassified from a related party payable to debt on our balance sheet (see NOTE 6).
[2]	We periodically receive advances for operating funds from our current majority shareholders, officers, directors and other related parties, including entities that are owned, controlled, or influenced by our owners or management. These advances are due on demand, generally have no set interest rates associated with them, and are unsecured. During the year ended March 31, 2020, we received $2,484,979 in cash proceeds from advances, incurred $769,999 in interest, and repaid related parties a total of $1,292,160. Also during the year ended March 31, 2020 we settled $1,880 of amounts that were recorded as due prior to March 31, 2018, settled $100,000 by issuing APEX units, and settled $500,000 with the issuance of common stock.
[3]	We entered into a $1,000,000 promissory note with Joeseph Cammarata, our Chief Executive Officer, on January 30, 2020. The term of the note is one year, at which time the principal and interest of 20%, or $200,000 will be due. During the six months ended September 30, 2020 we recognized $100,000 of interest expense on the note.
[4]	We entered into a $1,000,000 promissory note with Joeseph Cammarata, our Chief Executive Officer, on January 30, 2020. The term of the note is one year, at which time the principal and interest of 20%, or $200,000 will be due. During the year ended March 31, 2020 we recognized $33,333 of interest expense on the note.
[5]	During the six months ended September 30, 2020 we paid $25,000 to an accounting firm owned by our Chief Financial Officer to reduce amounts previously owed. We also incurred $68,000 to reimburse DBR Capital, LLC, for amounts paid on our behalf. The entire amount was repaid during the six months ended September 30, 2020.
[6]	During the year ended March 31, 2020 we entered into an employment agreement with Jayme McWidener as our Chief Financial Officer. At the date we entered into the employment agreement we owed her firm, Mac Accounting Group, LLP, $75,000, which was reclassified as a related party accounts payable balance on our balance sheet. We made repayments on the liability of $20,000 since the date we entered into the employment agreement.